SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Assets Measured at Fair Value on Recurring Basis) (Detail) (Available-for-sale security [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets, fair value disclosure, recurring	$ 59,035
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets, fair value disclosure, recurring	$ 59,035